Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of operating lease cost
	Year ended December 31
	2023	2024	2025
	US$ thousands
Operating lease costs (mainly plant and offices)	1,799	1,755	1,717
Variable lease payments not included in the lease liability	103	127	135
Short-term lease cost	248	239	184
Total operating lease cost	2,150	2,121	2,036

Schedule of supplemental cash flow information operating lease
	Year ended December 31
	2023	2024	2025
	US$ thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,662	1,566	1,760
Right-of-use assets obtained in exchange for lease liabilities (non-cash):
Additions of operating leases	388	2,148	639
Termination of operating leases	(620)	-	(44)

Schedule of supplemental balance sheet information operating lease
	December 31
	2024	2025
	US$ thousands
Operating leases:
Operating leases right-of-use	6,942	6,147

Current operating lease liabilities	1,670	2,019
Non-current operating lease liabilities	4,797	4,252
Total operating lease liabilities	6,467	6,271

Schedule of additional information related to operating leases
	December 31
	2024	2025
	US$ thousands
Weighted average remaining lease term (years)	5.1	4.3

Weighted average discount rate	3.3%	3.4%

Schedule of future minimum lease payments
December 31, 2025
US$ thousands
2026	2,055
2027	1,684
2028	1,532
2029	1,023
2030	337
After 2030	4
Total operating lease payments	6,635
Less: imputed interest	(364)
Present value of lease liabilities	6,271